iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .6%
ANDRITZ AG ........................... 30,607 $ 2,314,068
BAWAG Group AG
(a)
....................... 36,074 4,661,888
CA Immobilien Anlagen AG .................. 21,581 599,879
CPI Europe AG
(b) (c)
........................ 19,757 385,143
DO & CO AG ........................... 3,925 936,296
Erste Group Bank AG ...................... 142,318 14,742,560
EVN AG ............................... 7,802 227,678
Lenzing AG
(b) (c)
.......................... 5,854 175,122
Oesterreichische Post AG
(c)
.................. 23,331 806,507
OMV AG .............................. 66,663 3,649,541
Raiffeisen Bank International AG .............. 61,147 2,279,571
SBO AG ............................... 8,820 292,403
UNIQA Insurance Group AG ................. 76,430 1,122,861
Verbund AG ............................ 32,362 2,497,705
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 23,255 1,192,794
voestalpine AG .......................... 58,381 2,078,714
Wienerberger AG ......................... 58,559 1,738,303
39,701,033
a
Belgium  —  1 .8%
Ackermans & van Haaren N.V. ................ 10,472 2,608,026
Aedifica SA ............................. 24,498 1,789,050
Ageas SA .............................. 67,415 4,461,496
Anheuser-Busch InBev SA/N.V. ............... 456,934 27,862,556
Argenx SE
(b)
............................ 28,283 23,148,704
Azelis Group N.V. ........................ 76,181 900,817
Barco N.V. ............................. 45,719 652,038
Bekaert SA ............................. 22,543 941,684
CMB Tech N.V. .......................... 64,819 607,923
Cofinimmo SA ........................... 20,046 1,711,845
Colruyt Group N.V. ........................ 20,021 747,704
D'ieteren Group .......................... 11,443 2,090,324
Elia Group SA/N.V. ........................ 22,541 2,716,828
Fagron ................................ 42,182 1,002,346
Financiere de Tubize SA .................... 8,672 2,117,816
Galapagos N.V.
(b) (c)
........................ 23,544 749,588
Groupe Bruxelles Lambert N.V.
(c)
.............. 40,435 3,553,854
KBC Ancora ............................ 17,798 1,400,440
KBC Group N.V. ......................... 105,781 12,726,449
Lotus Bakeries N.V. ....................... 203 1,771,105
Melexis N.V. ............................ 11,651 838,556
Montea N.V. ............................ 8,798 710,510
Proximus SADP .......................... 80,983 695,625
Retail Estates N.V. ........................ 5,302 384,419
Shurgard Self Storage Ltd. .................. 15,209 556,754
Sofina SA .............................. 7,400 2,033,925
Solvay SA , Class A ....................... 36,882 1,132,008
Syensqo SA ............................ 32,465 2,679,865
UCB SA ............................... 58,886 15,142,062
Umicore SA ............................ 93,388 1,778,347
VGP N.V. .............................. 6,144 709,793
Warehouses De Pauw CVA .................. 92,787 2,356,296
Xior Student Housing N.V. ................... 10,907 355,865
122,934,618
a
Denmark  —  3 .0%
ALK-Abello A.S. , Class B
(b)
.................. 61,377 2,024,731
Alm Brand A.S. .......................... 362,385 1,020,212
Ambu A.S. , Class B ....................... 90,796 1,412,287
AP Moller - Maersk A.S. , Class A .............. 1,324 2,728,970
AP Moller - Maersk A.S. , Class B , NVS .......... 1,963 4,035,785
Bavarian Nordic A.S.
(b)
..................... 39,563 1,461,787
Security Shares Value
a
Denmark (continued)
Carlsberg A.S. , Class B .................... 44,032 $ 5,177,262
Chemometec A.S. ........................ 9,054 1,106,494
Coloplast A.S. , Class B ..................... 57,470 5,197,840
D/S Norden A.S. ......................... 11,075 442,658
Danske Bank A.S. ........................ 312,409 13,962,558
Demant A.S.
(b)
........................... 44,686 1,486,709
DSV A.S. .............................. 94,490 20,164,947
FLSmidth & Co. A.S. , Class B ................ 22,419 1,745,984
Genmab A.S.
(b)
.......................... 29,119 8,305,548
GN Store Nord A.S.
(b) (c)
..................... 71,688 1,255,299
H Lundbeck A.S. , Class B ................... 154,864 1,129,444
ISS A.S. ............................... 73,172 2,306,301
Jyske Bank A.S. , Registered ................. 19,905 2,339,578
Matas A.S.
(c)
............................ 8,389 166,536
Netcompany Group A.S.
(a) (b) (c)
................. 23,128 1,155,663
NKT A.S.
(b)
............................. 26,744 2,993,744
Novo Nordisk A.S. , Class B .................. 1,492,173 73,462,170
Novonesis Novozymes B ................... 164,891 9,853,821
Orsted A.S.
(a) (b) (c)
......................... 255,046 4,567,681
Pandora A.S. ........................... 37,989 5,083,258
Per Aarsleff Holding A.S. , Class B .............. 11,023 1,251,701
Ringkjoebing Landbobank A.S. ................ 11,739 2,654,842
ROCKWOOL A.S. , Class B .................. 42,293 1,449,198
Royal Unibrew A.S. ....................... 25,478 1,925,632
Schouw & Co A.S. ........................ 8,341 766,889
Sydbank A.S. ........................... 26,997 2,304,768
Tryg A.S. .............................. 145,048 3,575,286
Vestas Wind Systems A.S. .................. 473,598 9,686,075
Zealand Pharma A.S.
(b)
..................... 31,185 2,469,059
200,670,717
a
Finland  —  1 .5%
Elisa OYJ .............................. 66,574 2,933,530
Fortum OYJ ............................ 201,543 4,494,393
Harvia OYJ ............................. 9,141 381,944
Hiab OYJ , Class B ........................ 19,381 1,073,325
Huhtamaki OYJ .......................... 46,745 1,570,950
Kalmar OYJ , Class B ...................... 13,306 551,265
Kemira OYJ ............................ 53,034 1,167,239
Kesko OYJ , Class B ....................... 134,906 2,845,790
Kojamo OYJ
(b)
........................... 69,744 844,903
Kone OYJ , Class B ....................... 157,910 10,550,446
Konecranes OYJ ......................... 32,133 3,171,771
Mandatum OYJ .......................... 201,100 1,442,342
Metsa Board OYJ , Class B
(c)
................. 107,813 365,728
Metso OYJ ............................. 306,011 5,018,272
Neste OYJ ............................. 195,757 4,056,216
Nokia OYJ ............................. 2,444,622 16,675,493
Nokian Renkaat OYJ ...................... 73,135 737,512
Orion OYJ , Class B ....................... 52,599 3,673,143
Outokumpu OYJ ......................... 200,326 861,624
Puuilo OYJ ............................. 22,202 363,394
QT Group OYJ
(b)
......................... 6,463 264,813
Revenio Group OYJ ....................... 10,780 300,879
Sampo OYJ , Class A ...................... 1,101,293 12,275,373
Stora Enso OYJ , Class R ................... 270,053 3,144,538
TietoEVRY OYJ .......................... 55,547 1,192,232
Tokmanni Group Corp.
(c)
.................... 40,134 396,726
UPM-Kymmene OYJ ...................... 249,010 6,681,510
Valmet OYJ ............................ 76,033 2,474,012
Wartsila OYJ Abp ......................... 239,641 7,840,358
97,349,721
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France  —  15 .6%
Accor SA .............................. 93,378 $ 4,750,406
Aeroports de Paris SA ..................... 16,503 2,263,898
Air France-KLM
(b)
......................... 67,231 896,268
Air Liquide SA ........................... 266,607 51,598,817
Airbus SE .............................. 275,143 67,842,293
Alstom SA
(b)
............................ 162,746 4,069,883
Alten SA ............................... 13,720 1,129,914
Amundi SA
(a)
............................ 25,761 1,909,724
APERAM SA ............................ 29,695 1,034,790
ArcelorMittal SA .......................... 224,188 8,558,612
Arkema SA ............................. 26,745 1,587,654
AXA SA ............................... 814,499 35,339,812
BioMerieux ............................. 19,479 2,507,933
BNP Paribas SA ......................... 471,777 36,542,881
Bollore SE ............................. 328,051 1,826,713
Bouygues SA ........................... 87,423 3,946,109
Bureau Veritas SA ........................ 147,627 4,851,383
Canal+ SA ............................. 331,973 1,044,679
Capgemini SE ........................... 74,101 11,400,097
Carmila SA ............................. 30,493 555,906
Carrefour SA ............................ 252,333 3,800,374
Cie de Saint-Gobain SA .................... 208,972 20,283,241
Cie Generale des Etablissements Michelin SCA .... 307,247 9,815,133
Clariane SE
(b)
........................... 48,854 210,031
Coface SA ............................. 61,292 1,079,492
Covivio SA ............................. 26,963 1,729,888
Credit Agricole SA ........................ 484,929 8,753,632
Danone SA ............................. 296,341 26,171,835
Dassault Aviation SA ...................... 9,741 3,138,990
Dassault Systemes SE ..................... 307,856 8,760,885
Edenred SE ............................ 116,771 3,356,484
Eiffage SA ............................. 32,326 3,977,706
Elis SA ................................ 82,321 2,292,569
Emeis SA
(b)
............................. 53,552 884,143
Engie SA .............................. 834,578 19,539,935
Eramet SA
(c)
............................ 4,040 276,581
EssilorLuxottica SA ....................... 138,796 50,829,682
Esso SA Francaise ........................ 989 111,198
Eurazeo SE ............................ 20,349 1,387,148
Eurofins Scientific SE ...................... 58,059 4,094,871
Euronext N.V.
(a)
.......................... 36,925 5,277,016
Eutelsat Communications SACA
(b) (c)
............ 106,722 412,882
Exosens SAS ........................... 13,531 760,108
FDJ UNITED ............................ 53,419 1,556,475
Fnac Darty SA ........................... 10,690 350,089
Forvia SE
(b)
............................. 93,199 1,193,466
Gaztransport Et Technigaz SA ................ 17,204 3,406,907
Gecina SA ............................. 23,277 2,163,162
Getlink SE ............................. 151,840 2,771,569
Havas N.V. ............................. 195,386 340,983
Hermes International SCA ................... 14,646 36,240,926
ICADE ................................ 18,062 440,107
ID Logistics Group SACA
(b)
.................. 1,206 547,748
Imerys SA .............................. 17,874 440,272
Interparfums SA .......................... 16,664 548,148
Ipsen SA .............................. 17,770 2,497,239
IPSOS SA ............................. 20,345 779,852
JCDecaux SE ........................... 33,957 617,830
Kaufman & Broad SA ...................... 6,122 206,018
Kering SA .............................. 34,724 12,331,079
Klepierre SA ............................ 105,050 4,014,648
Legrand SA ............................ 121,053 20,904,365
LISI SA ............................... 5,475 320,698
L'Oreal SA ............................. 111,083 46,356,192
Security Shares Value
a
France (continued)
Louis Hachette Group ...................... 423,580 $ 727,645
LVMH Moet Hennessy Louis Vuitton SE .......... 116,138 82,088,962
Mercialys SA ............................ 57,160 697,444
Nexans SA ............................. 16,136 2,271,984
Nexity SA
(b) (c)
............................ 35,041 366,772
Opmobility ............................. 12,088 197,441
Orange SA ............................. 843,383 13,491,062
Pernod Ricard SA ........................ 91,943 9,004,944
Pluxee N.V. ............................. 42,718 825,206
Publicis Groupe SA ....................... 105,592 10,583,393
Quadient SA ............................ 11,005 189,412
Remy Cointreau SA
(c)
...................... 11,310 560,353
Renault SA ............................. 89,681 3,484,930
Rexel SA .............................. 102,930 3,569,095
Rubis SCA ............................. 42,823 1,554,987
Safran SA .............................. 166,938 59,316,129
Sanofi SA .............................. 512,856 51,881,939
Sartorius Stedim Biotech .................... 13,835 3,308,909
Schneider Electric SE ...................... 253,158 72,132,254
SCOR SE .............................. 71,190 2,155,047
SEB SA ............................... 12,314 681,382
SES SA ............................... 180,810 1,385,433
Societe BIC SA .......................... 11,915 662,969
Societe Generale SA ...................... 333,418 21,145,572
Sodexo SA ............................. 40,371 2,235,360
SOITEC
(b)
.............................. 13,682 647,445
Sopra Steria Group ....................... 6,877 1,070,379
SPIE SA ............................... 66,772 3,398,184
STMicroelectronics N.V. .................... 316,245 7,765,676
Technip Energies N.V. ..................... 68,180 2,770,429
Teleperformance SE ....................... 25,495 1,820,561
Thales SA .............................. 43,378 12,369,358
TotalEnergies SE ......................... 946,279 59,080,949
Trigano SA ............................. 4,892 814,079
Ubisoft Entertainment SA
(b) (c)
................. 45,890 409,705
Unibail-Rodamco-Westfield .................. 57,120 5,906,392
Valeo SE .............................. 117,291 1,621,577
Vallourec SACA .......................... 76,039 1,417,715
Veolia Environnement SA ................... 296,152 9,786,965
Vicat SACA ............................. 11,781 883,203
Vinci SA ............................... 226,893 30,339,281
Virbac SACA ............................ 2,369 968,690
Vivendi SE ............................. 313,817 1,130,360
VusionGroup ............................ 4,090 1,136,820
Wendel SE ............................. 11,835 1,110,837
1,047,596,598
a
Germany  —  13 .5%
adidas AG ............................. 79,782 15,085,370
AIXTRON SE ........................... 60,840 974,956
Allianz SE , Registered ..................... 178,547 71,747,612
AlzChem Group AG ....................... 3,015 580,847
Aroundtown SA
(b)
......................... 401,159 1,433,529
Atoss Software SE ........................ 4,207 564,223
Aumovio SE
(b)
........................... 29,642 1,274,424
Aurubis AG ............................. 15,993 2,085,276
Auto1 Group SE
(b)
........................ 67,444 2,370,155
BASF SE .............................. 409,446 20,202,812
Bayer AG , Registered ...................... 460,317 14,317,925
Bayerische Motoren Werke AG ............... 132,596 12,363,892
Bechtle AG
(c)
............................ 40,154 1,697,295
Befesa SA
(a)
............................ 19,704 652,558
Beiersdorf AG ........................... 46,552 4,935,164
Bilfinger SE ............................. 17,616 1,900,635
Brenntag SE ............................ 59,017 3,277,729

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Germany (continued)
CANCOM SE ........................... 19,732 $ 561,304
Carl Zeiss Meditec AG , Bearer
(c)
............... 18,770 952,031
Commerzbank AG ........................ 361,066 13,165,508
Continental AG .......................... 54,424 4,158,640
Covestro AG
(b)
........................... 79,921 5,582,529
CTS Eventim AG & Co. KGaA ................ 30,936 2,771,598
Daimler Truck Holding AG ................... 220,402 8,834,298
Delivery Hero SE
(a) (b)
....................... 91,877 2,333,652
Deutsche Bank AG , Registered ............... 864,969 30,966,036
Deutsche Boerse AG ...................... 87,698 22,208,638
Deutsche Lufthansa AG , Registered ............ 298,448 2,616,463
Deutsche Pfandbriefbank AG
(a) (c)
............... 87,235 458,817
Deutsche Post AG ........................ 442,132 20,314,352
Deutsche Telekom AG ..................... 1,614,097 49,996,931
Deutz AG .............................. 69,955 693,385
Duerr AG .............................. 31,090 725,163
E.ON SE .............................. 1,039,239 19,336,472
Eckert & Ziegler SE ....................... 27,699 541,316
Elmos Semiconductor SE ................... 3,003 283,991
Evonik Industries AG ...................... 116,524 1,952,714
Evotec SE
(b)
............................ 77,979 635,053
Fielmann Group AG ....................... 13,976 763,279
flatexDEGIRO AG ........................ 48,211 1,828,737
Fraport AG Frankfurt Airport Services Worldwide
(b)
... 19,057 1,633,465
Freenet AG ............................. 61,466 1,911,460
Fresenius Medical Care AG .................. 103,912 5,578,749
Fresenius SE & Co. KGaA ................... 200,105 11,514,633
GEA Group AG .......................... 70,807 5,064,656
Gerresheimer AG
(c)
........................ 17,644 561,601
Grand City Properties SA
(b)
.................. 32,520 414,086
Hannover Rueck SE ....................... 27,347 7,806,979
Heidelberg Materials AG .................... 63,034 14,787,997
HelloFresh SE
(b) (c)
........................ 76,667 621,507
Henkel AG & Co. KGaA .................... 47,051 3,513,463
Hensoldt AG ............................ 31,141 3,319,557
Hornbach Holding AG & Co. KGaA
(c)
............ 6,073 607,648
HUGO BOSS AG , ORD .................... 26,361 1,169,505
Hypoport SE
(b)
........................... 1,961 292,921
Infineon Technologies AG ................... 606,741 24,083,308
IONOS Group SE
(b)
....................... 25,302 898,631
Jenoptik AG ............................ 30,228 682,729
K+S AG , Registered
(c)
...................... 89,153 1,161,433
KION Group AG .......................... 36,243 2,575,225
Knorr-Bremse AG ........................ 35,237 3,278,731
Kontron AG ............................. 26,281 686,946
Krones AG ............................. 7,853 1,140,636
LANXESS AG ........................... 42,863 1,020,720
LEG Immobilien SE ....................... 36,508 2,782,429
Mercedes-Benz Group AG ................... 332,194 21,554,253
Merck KGaA ............................ 59,720 7,822,937
MTU Aero Engines AG ..................... 25,436 11,116,170
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 60,288 37,299,817
Nemetschek SE .......................... 28,753 3,322,424
Nordex SE
(b)
............................ 64,683 1,910,136
ProSiebenSat.1 Media SE ................... 26,942 164,129
Puma SE .............................. 52,487 1,116,026
QIAGEN N.V. ........................... 96,916 4,561,842
Rational AG ............................ 2,557 1,875,811
Redcare Pharmacy N.V.
(a) (b) (c)
................. 7,864 645,572
RENK Group AG ......................... 37,074 2,822,675
Rheinmetall AG .......................... 21,324 41,918,381
RTL Group SA
(c)
......................... 23,083 891,259
RWE AG .............................. 292,468 14,398,351
Security Shares Value
a
Germany (continued)
SAF-Holland SE ......................... 35,882 $ 583,686
SAP SE ............................... 483,804 125,824,046
Scout24 SE
(a)
........................... 37,007 4,279,721
Siemens AG , Registered .................... 352,761 99,971,481
Siemens Energy AG
(b)
...................... 315,904 39,356,995
Siemens Healthineers AG
(a)
.................. 155,972 8,742,221
Siltronic AG
(c)
........................... 10,051 620,689
Sixt SE ............................... 8,759 769,984
SMA Solar Technology AG
(b)
................. 7,463 223,826
Stroeer SE & Co. KGaA
(c)
................... 15,160 663,312
Suedzucker AG
(c)
......................... 34,240 377,630
SUSS MicroTec SE ....................... 11,673 375,115
Symrise AG ............................ 61,433 5,080,447
TAG Immobilien AG ....................... 93,702 1,555,539
Talanx AG .............................. 30,051 3,659,349
TeamViewer SE
(a) (b)
....................... 86,767 638,662
thyssenkrupp AG ......................... 235,207 2,464,814
Tkms AG & Co. KGaA
(b)
.................... 11,760 1,108,135
United Internet AG , Registered ................ 43,128 1,331,440
Vonovia SE ............................. 354,558 10,656,507
Vossloh AG
(c)
............................ 3,572 325,777
Wacker Chemie AG ....................... 8,993 709,281
Wacker Neuson SE ....................... 3,647 79,409
Zalando SE
(a) (b)
.......................... 105,508 2,956,606
908,028,779
a
Ireland  —  0 .8%
AerCap Holdings N.V. ...................... 84,377 10,989,260
AIB Group PLC .......................... 992,052 9,143,075
Bank of Ireland Group PLC .................. 464,177 7,599,956
Cairn Homes PLC ........................ 356,022 791,191
Dalata Hotel Group PLC .................... 120,892 897,389
Glanbia PLC ............................ 103,047 1,744,168
Glenveagh Properties PLC
(a) (b)
................ 144,607 318,028
Kerry Group PLC , Class A ................... 73,149 6,672,854
Kingspan Group PLC ...................... 70,099 5,248,893
Ryanair Holdings PLC ..................... 383,052 11,597,134
Uniphar PLC ............................ 49,520 218,993
55,220,941
a
Italy  —  5 .1%
A2A SpA .............................. 780,556 2,274,244
ACEA SpA ............................. 27,104 656,695
Amplifon SpA ........................... 56,129 959,231
Azimut Holding SpA ....................... 58,994 2,308,835
Banca Generali SpA ....................... 29,215 1,654,620
Banca Mediolanum SpA .................... 89,252 1,794,363
Banca Monte dei Paschi di Siena SpA ........... 1,004,821 8,812,767
Banca Popolare di Sondrio SpA ............... 53,900 903,851
Banco BPM SpA ......................... 542,750 7,907,565
BFF Bank SpA
(a) (b)
........................ 95,756 1,155,825
BPER Banca SpA ........................ 667,317 7,995,722
Brembo N.V. ............................ 75,823 817,779
Brunello Cucinelli SpA ..................... 16,453 1,667,484
Buzzi SpA .............................. 44,120 2,657,929
Carel Industries SpA
(a)
..................... 31,397 816,257
Credito Emiliano SpA ...................... 55,663 881,222
Danieli & C Officine Meccaniche SpA , NVS ....... 24,026 921,244
Davide Campari-Milano N.V. ................. 293,471 2,043,107
De' Longhi SpA .......................... 38,253 1,396,235
DiaSorin SpA ........................... 10,789 955,615
Enav SpA
(a)
............................. 118,940 621,476
Enel SpA .............................. 3,757,251 38,007,442
Eni SpA ............................... 963,826 17,772,444
ERG SpA .............................. 31,133 803,110

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Italy (continued)
Ferrari N.V. ............................. 58,204 $ 23,308,398
Fincantieri SpA
(b)
......................... 43,869 1,128,676
FinecoBank Banca Fineco SpA ............... 275,093 6,294,168
Generali ............................... 400,771 15,428,036
GVS SpA
(a) (b) (c)
........................... 35,858 178,000
Hera SpA .............................. 438,508 1,968,105
Infrastrutture Wireless Italiane SpA
(a)
............ 147,791 1,623,980
Interpump Group SpA ...................... 39,202 2,023,228
Intesa Sanpaolo SpA ...................... 6,630,946 42,738,701
Iren SpA ............................... 335,897 991,149
Italgas SpA ............................. 287,229 3,013,873
Iveco Group N.V. ......................... 85,712 1,821,646
Leonardo SpA ........................... 186,325 10,962,372
Lottomatica Group SpA ..................... 114,162 2,815,023
Maire SpA ............................. 82,793 1,257,049
Moncler SpA ............................ 104,222 6,252,210
NewPrinces SpA
(b)
........................ 6,608 152,072
Nexi SpA
(a)
............................. 263,194 1,387,721
Pirelli & C SpA
(a)
......................... 175,254 1,230,291
Poste Italiane SpA
(a)
....................... 201,129 4,849,199
Prysmian SpA ........................... 129,962 13,550,321
Recordati Industria Chimica e Farmaceutica SpA ... 52,113 3,101,857
Reply SpA ............................. 11,662 1,636,702
Saipem SpA ............................ 622,022 1,621,577
Salvatore Ferragamo SpA
(b) (c)
................. 41,623 335,588
Sesa SpA .............................. 4,550 423,426
Snam SpA ............................. 955,839 5,895,247
SOL SpA .............................. 16,478 964,863
Stellantis N.V. ........................... 930,784 9,465,931
Tamburi Investment Partners SpA .............. 61,281 618,545
Technogym SpA
(a)
........................ 68,363 1,238,263
Telecom Italia SpA
(b)
....................... 5,202,089 3,067,376
Tenaris SA ............................. 187,420 3,724,947
Terna - Rete Elettrica Nazionale ............... 625,607 6,415,020
UniCredit SpA ........................... 647,751 47,963,778
Unipol Assicurazioni SpA .................... 175,269 3,837,221
Webuild SpA ............................ 228,256 922,451
339,992,072
a
Netherlands  —  6 .8%
Aalberts N.V. ............................ 49,262 1,560,681
ABN AMRO Bank N.V., CVA
(a)
................ 269,461 8,051,134
Adyen N.V.
(a) (b)
........................... 11,776 20,177,990
Aegon Ltd. ............................. 605,499 4,614,342
Akzo Nobel N.V. ......................... 79,107 5,227,797
Allfunds Group PLC ....................... 173,936 1,322,216
Arcadis N.V. ............................ 34,024 1,624,876
ASM International N.V. ..................... 22,044 14,303,130
ASML Holding N.V. ....................... 182,284 192,730,578
ASR Nederland N.V. ....................... 71,546 4,774,883
Basic-Fit N.V.
(a) (b) (c)
........................ 25,230 748,928
BE Semiconductor Industries N.V. ............. 36,139 6,161,558
Corbion N.V. , Class C ...................... 33,257 676,888
CVC Capital Partners PLC
(a)
................. 100,390 1,676,673
DSM-Firmenich AG ....................... 85,609 6,977,896
Eurocommercial Properties N.V. ............... 19,420 579,883
EXOR N.V. ............................. 44,029 3,815,551
Fugro N.V. , Class C ....................... 58,669 599,145
Heineken Holding N.V. ..................... 62,345 4,210,223
Heineken N.V. ........................... 133,280 10,320,177
IMCD N.V. ............................. 27,344 2,833,485
ING Groep N.V. .......................... 1,402,981 35,031,967
InPost SA
(b) (c)
............................ 104,132 1,311,694
JDE Peet's N.V. .......................... 82,489 3,002,113
Koninklijke Ahold Delhaize N.V. ............... 421,194 17,239,725
Security Shares Value
a
Netherlands (continued)
Koninklijke BAM Groep N.V. ................. 142,114 $ 1,319,228
Koninklijke Heijmans N.V. ................... 14,202 1,006,127
Koninklijke KPN N.V. ...................... 1,819,219 8,418,367
Koninklijke Philips N.V. ..................... 363,950 9,970,479
Koninklijke Vopak N.V. ..................... 32,222 1,460,204
NN Group N.V. .......................... 124,610 8,527,666
OCI N.V. ............................... 50,851 199,476
Pharming Group N.V.
(b)
..................... 439,985 576,589
Prosus N.V. , Class N
(b)
..................... 611,110 42,238,977
Randstad N.V. ........................... 50,329 1,972,438
SBM Offshore N.V. ........................ 72,429 1,872,943
Signify N.V.
(a)
............................ 67,848 1,624,110
TKH Group N.V. ......................... 23,333 1,031,508
Universal Music Group N.V. .................. 516,827 13,862,323
Van Lanschot Kempen N.V. .................. 13,585 794,280
Wereldhave N.V. ......................... 8,867 188,337
Wolters Kluwer N.V. ....................... 110,607 13,558,818
458,195,403
a
Norway  —  1 .2%
Aker ASA , Class A ........................ 13,678 1,062,844
Aker BP ASA ............................ 146,186 3,788,692
Aker Solutions ASA ....................... 141,125 387,752
Atea ASA .............................. 51,926 791,507
Austevoll Seafood ASA ..................... 61,259 575,178
Bakkafrost P/F .......................... 24,263 1,114,099
BLUENORD ASA ......................... 12,907 589,404
BW LPG Ltd.
(a)
.......................... 39,201 519,127
Cadeler A.S.
(b)
........................... 116,416 539,746
DNB Bank ASA .......................... 419,418 10,705,822
DOF Group ASA ......................... 84,675 759,089
Elkem ASA
(a) (c)
........................... 216,638 569,821
Equinor ASA ............................ 368,088 8,816,183
Europris ASA
(a)
.......................... 49,055 422,949
Frontline PLC
(c)
.......................... 75,592 1,856,731
Gjensidige Forsikring ASA ................... 91,431 2,460,613
Hoegh Autoliners ASA ..................... 63,326 567,437
Kitron ASA ............................. 70,356 523,066
Kongsberg Gruppen ASA ................... 206,460 5,263,342
Leroy Seafood Group ASA
(c)
................. 149,739 705,048
Mowi ASA .............................. 221,669 4,872,953
MPC Container Ships ASA .................. 246,144 430,710
NORBIT ASA ........................... 19,017 382,841
Nordic Semiconductor ASA
(b)
................. 87,894 1,271,221
Norsk Hydro ASA ......................... 670,807 4,535,031
Norwegian Air Shuttle ASA .................. 409,018 634,979
Odfjell Drilling Ltd. ........................ 25,107 201,670
Orkla ASA .............................. 335,917 3,411,678
Protector Forsikring ASA .................... 24,387 1,098,581
Salmar ASA ............................ 33,752 1,895,313
Scatec ASA
(a) (b)
.......................... 78,955 832,480
SpareBank 1 Nord Norge ................... 37,743 511,775
Sparebank 1 Oestlandet .................... 5,295 92,853
SpareBank 1 SMN ........................ 73,428 1,350,604
SpareBank 1 Sor-Norge ASA ................. 103,838 1,787,404
Stolt-Nielsen Ltd. ......................... 11,056 370,831
Storebrand ASA .......................... 208,264 3,227,469
Subsea 7 SA ............................ 111,465 2,035,723
Telenor ASA ............................ 295,329 4,391,996
TGS ASA .............................. 95,061 820,351
TOMRA Systems ASA ..................... 113,284 1,382,965
Vend Marketplaces ASA .................... 80,515 2,774,118
Wallenius Wilhelmsen ASA .................. 47,550 371,883

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Norway (continued)
Yara International ASA ..................... 79,676 $ 2,902,764
83,606,643
a
Portugal  —  0 .4%
Banco Comercial Portugues SA , Class R ......... 4,027,336 3,554,941
CTT-Correios de Portugal SA ................. 26,702 232,163
EDP Renovaveis SA ....................... 162,630 2,377,762
EDP SA ............................... 1,508,194 7,497,445
Galp Energia SGPS SA , Class B .............. 206,039 4,139,544
Jeronimo Martins SGPS SA .................. 126,340 3,253,889
Navigator Co. SA (The) ..................... 147,983 512,421
NOS SGPS SA .......................... 102,393 443,683
REN - Redes Energeticas Nacionais SGPS SA ..... 253,079 952,648
Sonae SGPS SA ......................... 531,784 866,727
23,831,223
a
Spain  —  5 .3%
Acciona SA ............................. 10,929 2,419,047
Acerinox SA ............................ 83,498 1,075,275
ACS Actividades de Construccion y Servicios SA ... 86,853 7,131,468
Aena SME SA
(a)
.......................... 354,484 9,628,200
Almirall SA ............................. 18,884 271,788
Amadeus IT Group SA ..................... 206,265 15,767,040
Banco Bilbao Vizcaya Argentaria SA ............ 2,661,582 53,620,422
Banco de Sabadell SA ..................... 2,403,296 9,009,706
Banco Santander SA ...................... 6,911,716 70,431,680
Bankinter SA ............................ 321,402 4,844,889
CaixaBank SA ........................... 1,822,159 19,259,759
Cellnex Telecom SA
(a)
...................... 233,644 7,273,743
CIE Automotive SA ........................ 27,463 921,024
Colonial SFL Socimi SA .................... 137,852 872,295
eDreams ODIGEO SA
(b)
.................... 10,608 88,783
Enagas SA ............................. 108,309 1,718,455
Endesa SA ............................. 142,834 5,118,584
Ferrovial SE ............................ 234,691 14,401,658
Fluidra SA ............................. 43,974 1,272,801
Grifols SA , Class A ........................ 137,047 1,775,839
Iberdrola SA ............................ 2,926,470 59,308,546
Indra Sistemas SA ........................ 41,172 2,277,529
Industria de Diseno Textil SA ................. 502,724 27,760,613
International Consolidated Airlines Group SA , DI .... 539,021 2,959,190
Laboratorios Farmaceuticos Rovi SA ............ 11,217 790,856
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 400,829 531,318
Logista Integral SA ........................ 33,258 1,108,396
Melia Hotels International SA ................. 28,236 233,656
Merlin Properties Socimi SA ................. 189,151 2,946,645
Neinor Homes SA
(a)
....................... 4,594 91,347
Pharma Mar SA .......................... 7,106 600,780
Redeia Corp. SA ......................... 130,938 2,357,128
Repsol SA ............................. 538,714 9,885,054
Sacyr SA .............................. 316,432 1,391,986
Solaria Energia y Medio Ambiente SA
(b)
.......... 57,900 1,001,259
Tecnicas Reunidas SA
(b)
.................... 23,714 848,770
Telefonica SA ........................... 1,739,251 8,820,043
Unicaja Banco SA
(a)
....................... 561,779 1,516,698
Vidrala SA ............................. 11,865 1,130,213
Viscofan SA ............................ 21,592 1,341,900
353,804,383
a
Sweden  —  6 .5%
AAK AB ............................... 88,590 2,477,211
AddLife AB , Class B ....................... 68,807 1,486,480
Addnode Group AB , Class B ................. 63,249 736,098
AddTech AB , Class B ...................... 124,627 4,198,769
Security Shares Value
a
Sweden (continued)
AFRY AB , Class B ........................ 60,296 $ 1,034,383
Alfa Laval AB ........................... 136,228 6,474,600
Alimak Group AB
(a)
........................ 32,193 476,444
Alleima AB ............................. 89,199 770,345
Apotea AB
(b)
............................ 19,933 173,950
AQ Group AB ........................... 21,561 444,337
Arjo AB , Class B ......................... 142,814 453,186
Asker Healthcare Group AB
(b)
................. 62,384 565,239
Asmodee Group AB , Class B
(b)
................ 63,850 822,829
Assa Abloy AB , Class B .................... 468,491 17,654,877
Atlas Copco AB , Class A .................... 1,252,395 20,985,198
Atlas Copco AB , Class B .................... 716,984 10,725,478
Atrium Ljungberg AB , Class B ................ 54,857 197,826
Avanza Bank Holding AB ................... 63,336 2,434,291
Axfood AB ............................. 55,976 1,525,298
Beijer Ref AB , Class B ..................... 180,344 2,849,806
Betsson AB , Class B ...................... 71,331 1,111,665
Better Collective A.S.
(b) (c)
.................... 29,671 366,349
Bilia AB , Class A ......................... 43,113 603,595
Billerud Aktiebolag ........................ 101,839 942,359
BioArctic AB , Class B
(a) (b)
.................... 24,567 758,195
Boliden AB
(b)
............................ 138,025 6,189,381
BoneSupport Holding AB
(a) (b)
................. 31,848 740,104
Boozt AB
(a) (b)
............................ 39,173 423,470
Bravida Holding AB
(a)
...................... 104,562 883,788
Bufab AB .............................. 29,604 325,374
Bure Equity AB .......................... 29,874 874,929
Camurus AB
(b)
........................... 20,753 1,365,224
Castellum AB ........................... 198,950 2,262,504
Catena AB ............................. 22,666 1,098,200
Clas Ohlson AB , Class B .................... 19,880 724,999
Dios Fastigheter AB ....................... 29,732 202,625
Dometic Group AB
(a)
....................... 152,438 745,118
Electrolux AB , Class B
(b)
.................... 117,677 759,337
Electrolux Professional AB , Class B ............ 121,214 841,886
Elekta AB , Class B ........................ 193,488 983,463
Embracer Group AB , Class B
(b) (c)
.............. 53,411 556,633
Epiroc AB , Class A ........................ 316,529 6,674,313
Epiroc AB , Class B ........................ 171,154 3,194,173
EQT AB ............................... 177,824 6,145,167
Essity AB , Class B ........................ 277,134 7,612,213
Evolution AB
(a)
........................... 68,896 4,590,369
Fabege AB ............................. 127,975 1,126,824
Fastighets AB Balder , Class B
(b)
............... 359,160 2,634,391
Getinge AB , Class B ....................... 114,995 2,693,840
Granges AB ............................ 61,524 900,271
H & M Hennes & Mauritz AB , Class B ........... 256,666 4,847,424
Hemnet Group AB ........................ 46,416 1,013,062
Hexagon AB , Class B ...................... 966,089 11,776,257
Hexatronic Group AB
(b)
..................... 109,342 248,853
Hexpol AB , Class B ....................... 131,849 1,198,800
HMS Networks AB
(b)
....................... 13,135 729,107
Holmen AB , Class B ....................... 36,671 1,385,650
Hufvudstaden AB , Class A ................... 63,801 847,991
Husqvarna AB , Class B ..................... 182,258 863,000
Industrivarden AB , Class A .................. 60,979 2,535,508
Industrivarden AB , Class C .................. 72,619 3,012,322
Indutrade AB ............................ 127,733 3,414,592
Investment AB Latour , Class B ................ 72,061 1,836,072
Investor AB , Class B ....................... 804,513 26,490,066
INVISIO AB ............................. 18,055 574,105
Inwido AB .............................. 25,287 380,143
JM AB ................................ 42,144 600,005
Kinnevik AB , Class B
(b)
..................... 147,466 1,391,728

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Sweden (continued)
L E Lundbergforetagen AB , Class B ............ 32,154 $ 1,720,975
Lifco AB , Class B ......................... 117,140 4,522,706
Lindab International AB ..................... 42,089 1,006,867
Loomis AB , Class B ....................... 34,922 1,406,848
Medicover AB , Class B ..................... 36,312 989,954
Millicom International Cellular SA .............. 46,105 2,172,007
MIPS AB .............................. 15,692 561,863
Munters Group AB
(a)
....................... 79,285 1,341,865
Mycronic AB ............................ 80,096 1,878,954
NCC AB , Class B ......................... 50,640 1,154,384
Nibe Industrier AB , Class B .................. 736,821 2,867,194
Nolato AB , Class B ........................ 112,392 743,793
Nordea Bank Abp ........................ 1,433,794 24,527,633
Nordnet AB publ ......................... 66,790 1,928,580
NP3 Fastigheter AB ....................... 7,023 191,182
Nyfosa AB ............................. 80,412 684,016
Pandox AB ............................. 59,593 1,188,065
Peab AB , Class B ........................ 93,828 759,358
RaySearch Laboratories AB , Class B ........... 15,133 355,212
Saab AB , Class B ........................ 148,610 8,177,479
Sagax AB , Class B ........................ 112,884 2,533,194
Samhallsbyggnadsbolaget i Norden AB
(b) (c)
........ 749,969 411,721
Sandvik AB ............................. 491,284 14,856,168
Scandic Hotels Group AB
(a)
.................. 44,320 430,789
Sdiptech AB , Class B
(b) (c)
.................... 17,457 347,542
Sectra AB , Class B ........................ 72,479 2,299,190
Securitas AB , Class B ...................... 240,787 3,546,998
Sinch AB
(a) (b)
............................ 347,485 1,258,299
Skandinaviska Enskilda Banken AB , Class A ...... 713,604 13,622,397
Skanska AB , Class B ...................... 163,961 4,464,987
SKF AB , Class B ......................... 161,491 4,139,341
Spotify Technology SA
(b)
.................... 71,242 46,686,307
SSAB AB , Class A ........................ 115,111 728,141
SSAB AB , Class B ........................ 292,165 1,809,055
Storskogen Group AB , Class B ................ 716,641 740,474
Storytel AB , Class B ....................... 35,254 329,837
Svenska Cellulosa AB SCA , Class B ............ 298,433 3,975,170
Svenska Handelsbanken AB , Class A ........... 672,415 8,774,564
Sweco AB , Class B ....................... 107,736 1,941,241
Swedbank AB , Class A ..................... 390,291 11,849,539
Swedish Orphan Biovitrum AB
(b)
............... 92,094 3,172,938
Tele2 AB , Class B ........................ 261,332 4,151,485
Telefonaktiebolaget LM Ericsson , Class B ........ 1,281,605 13,002,986
Telia Co. AB ............................ 1,076,548 4,238,012
Thule Group AB
(a)
......................... 58,680 1,503,405
Trelleborg AB , Class B ..................... 100,672 4,201,266
Troax Group AB .......................... 24,657 373,751
Truecaller AB , Class B
(c)
.................... 131,537 392,085
VBG Group AB , Class B .................... 7,869 299,258
Vitec Software Group AB , Class B ............. 19,481 679,907
Vitrolife AB ............................. 41,603 642,096
Volvo AB , Class B ........................ 726,477 19,901,872
Wallenstam AB , Class B .................... 167,584 775,432
Wihlborgs Fastigheter AB ................... 139,630 1,356,853
Xvivo Perfusion AB
(b) (c)
..................... 14,313 284,359
Yubico AB
(b) (c)
........................... 27,536 278,840
436,140,523
a
Switzerland  —  13 .7%
ABB Ltd. , Registered ...................... 727,357 54,077,187
Accelleron Industries AG .................... 45,229 3,707,462
Adecco Group AG , Registered ................ 80,264 2,237,951
Alcon AG .............................. 229,755 17,124,786
Allreal Holding AG , Registered ................ 8,187 1,956,764
ALSO Holding AG , Registered ................ 3,304 949,344
Security Shares Value
a
Switzerland (continued)
Amrize Ltd.
(b)
............................ 240,906 $ 12,465,900
ams-OSRAM AG
(b)
........................ 49,001 678,050
Arbonia AG ............................. 34,904 220,712
Aryzta AG
(b) (c)
........................... 13,327 854,493
Avolta AG .............................. 45,535 2,400,333
Bachem Holding AG ....................... 16,587 1,203,442
Baloise Holding AG , Registered ............... 19,543 4,853,329
Banque Cantonale Vaudoise , Registered ......... 13,926 1,616,900
Barry Callebaut AG , Registered ............... 1,683 2,187,967
Belimo Holding AG , Registered ............... 4,760 5,135,773
BKW AG .............................. 10,548 2,360,721
Bossard Holding AG , Class A, Registered ........ 3,244 704,935
Bucher Industries AG , Registered .............. 3,315 1,470,948
Burckhardt Compression Holding AG ........... 1,451 1,003,578
Burkhalter Holding AG ..................... 1,976 350,907
Cembra Money Bank AG .................... 16,684 1,907,866
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 436 6,702,340
Chocoladefabriken Lindt & Spruengli AG , Registered . 52 7,965,637
Cie Financiere Richemont SA , Class A, Registered .. 248,299 49,114,926
Clariant AG , Registered .................... 100,718 903,048
Comet Holding AG , Registered ................ 4,019 982,227
Daetwyler Holding AG , Bearer ................ 3,920 722,851
DKSH Holding AG ........................ 18,824 1,312,703
dormakaba Holding AG ..................... 17,230 1,471,730
Dottikon Es Holding AG , Registered
(b)
........... 1,223 483,094
EFG International AG ...................... 46,991 979,898
Emmi AG , Registered ...................... 1,078 957,874
EMS-Chemie Holding AG , Registered ........... 3,278 2,245,201
Flughafen Zurich AG , Registered .............. 9,653 2,851,358
Forbo Holding AG , Registered ................ 460 422,652
Galderma Group AG ....................... 69,771 12,957,312
Galenica AG
(a)
........................... 24,912 2,684,806
Geberit AG , Registered ..................... 15,902 11,624,740
Georg Fischer AG , Registered ................ 37,749 2,665,433
Givaudan SA , Registered ................... 4,248 17,402,555
Helvetia Holding AG , Registered ............... 18,041 4,433,192
Holcim AG
(b)
............................ 238,404 21,194,404
Huber + Suhner AG , Registered ............... 8,368 1,532,571
Implenia AG , Registered .................... 9,722 771,443
Inficon Holding AG , Registered ................ 9,727 1,166,933
Interroll Holding AG , Registered ............... 320 987,490
Julius Baer Group Ltd. ..................... 95,777 6,465,763
Kardex Holding AG , Registered ............... 3,358 1,263,081
Kuehne + Nagel International AG , Registered ...... 21,987 4,218,131
Kuros Biosciences AG , Registered
(b)
............ 13,018 487,313
Landis+Gyr Group AG ..................... 15,311 1,109,201
LEM Holding SA , Registered
(b)
................ 279 158,445
Logitech International SA , Registered ........... 72,404 8,704,300
Lonza Group AG , Registered ................. 32,468 22,420,176
Medacta Group SA
(a)
...................... 2,492 461,725
Mobimo Holding AG , Registered ............... 4,037 1,711,212
Montana Aerospace AG
(a) (b)
.................. 5,837 231,419
Nestle SA , Registered ..................... 1,193,969 114,081,877
Novartis AG , Registered .................... 879,129 108,802,462
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 102,519 366,607
Partners Group Holding AG .................. 10,487 12,842,555
PSP Swiss Property AG , Registered ............ 22,389 3,872,483
R&S Group Holding AG .................... 9,655 317,760
Roche Holding AG , NVS .................... 325,100 105,306,448
Roche Holding AG , Bearer .................. 14,586 4,948,497
Sandoz Group AG ........................ 194,042 12,938,098
Schindler Holding AG , Participation Certificates , NVS 19,456 6,930,230
Schindler Holding AG , Registered .............. 9,986 3,375,666

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Sensirion Holding AG
(a) (b)
.................... 6,003 $ 430,179
SFS Group AG .......................... 8,844 1,199,396
SGS SA , Registered ....................... 75,179 8,477,920
Siegfried Holding AG , Registered .............. 19,800 1,909,902
SIG Group AG ........................... 144,818 1,619,174
Sika AG , Registered ....................... 70,161 13,750,694
SKAN Group AG ......................... 2,173 141,972
Softwareone Holding AG .................... 71,441 734,106
Sonova Holding AG , Registered ............... 23,857 6,507,478
Stadler Rail AG .......................... 25,274 619,757
Straumann Holding AG , Registered ............. 51,922 6,526,685
Sulzer AG , Registered ..................... 8,347 1,394,992
Sunrise Communications AG , Class A ........... 32,670 1,790,714
Swatch Group AG (The) , Bearer ............... 13,483 2,817,765
Swiss Life Holding AG , Registered ............. 13,317 14,454,965
Swiss Prime Site AG , Registered .............. 39,305 5,586,927
Swiss Re AG ............................ 138,370 25,266,630
Swisscom AG , Registered ................... 12,182 8,923,592
Swissquote Group Holding SA , Registered ........ 5,113 3,248,506
Tecan Group AG , Registered ................. 7,019 1,281,764
Temenos AG , Registered ................... 28,462 2,687,328
TX Group AG ........................... 794 200,533
u-blox Holding AG
(b)
....................... 3,861 645,779
UBS Group AG , Registered .................. 1,474,975 56,440,380
Valiant Holding AG , Registered ............... 7,301 1,201,692
VAT Group AG
(a)
......................... 13,000 5,681,219
Vontobel Holding AG , Registered .............. 14,775 1,120,375
Ypsomed Holding AG , Registered .............. 2,339 918,398
Zehnder Group AG , Registered ............... 1,070 94,285
Zurich Insurance Group AG .................. 67,477 46,928,298
917,620,620
a
United Kingdom  —  23 .3%
3i Group PLC ........................... 446,657 25,848,303
4imprint Group PLC ....................... 14,063 615,857
Aberdeen Group PLC ...................... 820,002 2,186,973
Admiral Group PLC ....................... 118,489 5,101,805
AG Barr PLC ............................ 45,802 402,586
Airtel Africa PLC
(a)
........................ 530,782 1,930,282
AJ Bell PLC ............................ 132,488 935,516
Alpha Group International PLC ................ 18,166 1,010,154
Alphawave IP Group PLC
(b)
.................. 233,239 584,266
Anglo American PLC ...................... 510,582 19,316,654
Antofagasta PLC ......................... 178,886 6,565,538
Ashmore Group PLC ...................... 249,731 616,446
Ashtead Group PLC ....................... 198,858 13,282,674
Ashtead Technology Holdings PLC
(c)
............ 21,567 92,825
Associated British Foods PLC ................ 149,404 4,508,496
AstraZeneca PLC ........................ 716,660 118,212,013
Auction Technology Group PLC
(b)
.............. 69,822 283,889
Auto Trader Group PLC
(a)
................... 420,563 4,314,591
Aviva PLC ............................. 1,405,315 12,351,720
Avon Technologies PLC .................... 3,643 91,600
B&M European Value Retail SA ............... 469,171 1,107,809
Babcock International Group PLC .............. 118,165 1,886,980
BAE Systems PLC ........................ 1,385,462 34,128,735
Bakkavor Group PLC
(a)
..................... 26,702 77,874
Balfour Beatty PLC ....................... 263,973 2,333,013
Baltic Classifieds Group PLC ................. 187,984 728,516
Barclays PLC ........................... 6,583,070 35,309,094
Barratt Redrow PLC ....................... 648,267 3,207,936
Beazley PLC ............................ 303,611 3,714,314
Bellway PLC ............................ 54,226 1,871,501
Berkeley Group Holdings PLC ................ 47,617 2,522,495
Big Yellow Group PLC ..................... 96,121 1,405,952
Security Shares Value
a
United Kingdom (continued)
Bodycote PLC ........................... 86,787 $ 703,454
BP PLC ............................... 7,467,657 43,751,567
Breedon Group PLC ....................... 153,386 694,380
Bridgepoint Group PLC
(a)
.................... 108,441 429,476
British American Tobacco PLC ................ 961,288 49,232,840
British Land Co. PLC (The) .................. 445,471 2,224,886
BT Group PLC .......................... 2,844,866 6,943,103
Bunzl PLC ............................. 150,920 4,587,621
Burberry Group PLC
(b)
..................... 164,641 2,679,971
Bytes Technology Group PLC ................ 106,377 518,428
C&C Group PLC ......................... 231,216 415,528
Carnival PLC
(b)
.......................... 68,182 1,771,357
Centrica PLC ........................... 2,373,637 5,594,191
Chemring Group PLC ...................... 122,392 922,622
Chesnara PLC .......................... 24,362 88,012
Clarkson PLC ........................... 13,056 622,304
Coats Group PLC ........................ 800,805 860,584
Coca-Cola Europacific Partners PLC ............ 106,368 9,448,669
Coca-Cola HBC AG ....................... 97,313 4,415,874
Cohort PLC ............................. 15,793 278,936
Compass Group PLC ...................... 778,514 25,768,675
Computacenter PLC ....................... 38,173 1,438,466
Convatec Group PLC
(a)
..................... 747,972 2,402,174
Craneware PLC .......................... 12,794 378,168
Cranswick PLC .......................... 28,148 1,826,093
Crest Nicholson Holdings PLC ................ 142,118 308,984
Croda International PLC .................... 60,026 2,278,651
Currys PLC ............................. 573,808 1,059,105
CVS Group PLC ......................... 39,662 647,015
DCC PLC .............................. 46,458 3,060,607
Derwent London PLC ...................... 46,625 1,079,623
Diageo PLC ............................ 1,021,236 23,490,210
Diploma PLC ........................... 61,091 4,506,865
DiscoverIE Group PLC ..................... 38,751 295,771
Dowlais Group PLC ....................... 738,258 802,026
Dr Martens PLC .......................... 279,422 333,673
Drax Group PLC ......................... 189,524 1,796,248
Dunelm Group PLC ....................... 67,150 986,243
easyJet PLC ............................ 138,382 881,050
Elementis PLC .......................... 301,682 652,107
Empiric Student Property PLC ................ 143,345 146,695
Endeavour Mining PLC ..................... 87,579 3,544,611
Energean PLC .......................... 73,668 932,936
Entain PLC ............................. 281,997 2,937,196
Experian PLC ........................... 422,000 19,684,255
Firstgroup PLC .......................... 367,573 1,014,049
Frasers Group PLC
(b)
...................... 66,894 642,172
Fresnillo PLC ........................... 91,890 2,687,153
Future PLC ............................. 13,954 112,516
Games Workshop Group PLC ................ 15,727 3,293,362
Gamma Communications PLC ................ 40,670 530,542
GB Group PLC .......................... 133,580 413,265
Genuit Group PLC ........................ 145,594 707,870
Genus PLC ............................. 35,228 1,138,464
Georgia Capital PLC
(b)
..................... 7,038 239,506
Glencore PLC ........................... 4,756,873 22,788,109
Grafton Group PLC , CDI .................... 101,544 1,269,765
Grainger PLC ........................... 366,007 901,790
Great Portland Estates PLC .................. 200,619 878,229
Greatland Resources Ltd.
(b) (c)
................. 180,410 870,992
Greencore Group PLC ..................... 201,736 632,074
Greggs PLC ............................ 51,923 1,100,523
GSK PLC .............................. 1,887,329 44,188,861
Haleon PLC ............................ 4,146,176 19,280,667

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Halma PLC ............................. 173,095 $ 8,065,953
Hammerson PLC ......................... 227,678 913,608
Harbour Energy PLC ...................... 282,910 837,411
Hays PLC .............................. 745,795 579,137
Helios Towers PLC
(b)
...................... 349,437 687,178
Hikma Pharmaceuticals PLC ................. 74,728 1,807,633
Hill & Smith PLC ......................... 42,110 1,191,586
Hilton Food Group PLC ..................... 34,567 292,445
Hiscox Ltd. ............................. 162,734 2,941,950
Hochschild Mining PLC ..................... 180,341 783,938
Howden Joinery Group PLC ................. 250,469 2,844,793
HSBC Holdings PLC ...................... 8,084,995 113,185,422
Hunting PLC ............................ 67,688 303,668
ICG PLC .............................. 127,625 3,242,168
IG Group Holdings PLC .................... 178,962 2,619,569
IMI PLC ............................... 115,166 3,620,701
Imperial Brands PLC ...................... 364,729 14,492,247
Inchcape PLC ........................... 175,455 1,760,664
Informa PLC ............................ 614,219 7,821,041
IntegraFin Holdings PLC .................... 154,349 735,094
InterContinental Hotels Group PLC ............. 70,178 8,465,372
International Workplace Group PLC ............ 359,859 1,070,979
Intertek Group PLC ....................... 73,061 4,866,449
Investec PLC ........................... 300,862 2,265,382
IP Group PLC
(b)
.......................... 738,154 585,706
ITV PLC ............................... 1,608,370 1,472,231
J D Wetherspoon PLC ..................... 53,279 452,008
J Sainsbury PLC ......................... 764,174 3,429,306
JD Sports Fashion PLC .................... 1,185,577 1,452,789
JET2 PLC .............................. 57,971 1,012,341
John Wood Group PLC
(b) (d)
.................. 334,399 68,856
Johnson Matthey PLC ..................... 79,340 2,222,019
Johnson Service Group PLC ................. 189,059 336,785
JTC PLC
(a)
............................. 86,086 1,473,415
Judges Scientific PLC
(c)
..................... 1,858 139,129
Just Group PLC .......................... 545,563 1,522,982
Keller Group PLC ........................ 32,902 686,332
Kier Group PLC .......................... 123,494 351,396
Kingfisher PLC .......................... 833,573 3,380,623
Lancashire Holdings Ltd. .................... 119,911 1,052,965
Land Securities Group PLC .................. 324,947 2,655,658
Legal & General Group PLC ................. 2,662,889 8,321,310
Lion Finance Group PLC .................... 15,679 1,650,587
Lloyds Banking Group PLC .................. 27,893,004 32,704,217
London Stock Exchange Group PLC ............ 219,376 27,340,013
LondonMetric Property PLC .................. 969,977 2,426,693
M&G PLC .............................. 1,002,764 3,471,737
Man Group PLC ......................... 567,807 1,568,743
Marks & Spencer Group PLC ................. 945,785 4,942,501
Marshalls PLC ........................... 129,993 288,263
Melrose Industries PLC ..................... 598,494 4,930,423
Mitchells & Butlers PLC
(b)
................... 177,174 566,755
Mitie Group PLC ......................... 696,506 1,507,919
Molten Ventures PLC
(b)
..................... 35,156 214,665
Mondi PLC ............................. 205,021 2,291,692
MONY Group PLC ........................ 320,468 817,283
Moonpig Group PLC ....................... 118,214 333,114
Morgan Sindall Group PLC .................. 24,245 1,481,055
National Grid PLC ........................ 2,252,773 33,778,309
NatWest Group PLC ....................... 3,711,960 28,576,571
NCC Group PLC ......................... 159,335 313,391
Next PLC .............................. 54,698 10,277,210
Ninety One PLC ......................... 242,944 738,508
NMC Health PLC
(b) (d)
....................... 42,009 1
Security Shares Value
a
United Kingdom (continued)
Ocado Group PLC
(b)
....................... 259,157 $ 746,383
OSB Group PLC ......................... 206,547 1,463,998
Oxford Instruments PLC .................... 33,426 829,321
Oxford Nanopore Technologies PLC
(b)
........... 320,099 577,279
Pagegroup PLC .......................... 161,493 501,268
Pan African Resources PLC ................. 873,393 959,670
Paragon Banking Group PLC ................. 109,669 1,194,358
Pearson PLC ........................... 282,021 3,925,173
Pennon Group PLC ....................... 215,291 1,467,235
Persimmon PLC ......................... 143,740 2,284,476
Pets at Home Group PLC ................... 243,718 686,535
Phoenix Group Holdings PLC ................ 331,621 2,937,775
Playtech PLC ........................... 113,767 393,816
Plus500 Ltd. ............................ 39,034 1,624,183
Premier Foods PLC ....................... 293,000 702,083
Primary Health Properties PLC ................ 1,474,757 1,815,712
PRS REIT PLC (The) ...................... 61,700 90,428
Prudential PLC .......................... 1,202,729 16,727,653
QinetiQ Group PLC ....................... 253,492 1,600,721
Quilter PLC
(a)
........................... 630,772 1,506,477
Rathbones Group PLC ..................... 30,248 708,999
Reckitt Benckiser Group PLC ................. 312,673 23,916,060
RELX PLC ............................. 851,357 37,626,894
Renew Holdings PLC ...................... 36,068 438,762
Renishaw PLC .......................... 17,673 820,721
Rentokil Initial PLC ........................ 1,159,112 6,469,524
Rightmove PLC .......................... 356,273 3,128,239
Rio Tinto PLC ........................... 519,007 37,415,193
Rolls-Royce Holdings PLC .................. 3,912,497 60,208,614
Rotork PLC ............................. 377,353 1,698,788
RS GROUP PLC ......................... 215,976 1,580,703
Safestore Holdings PLC .................... 106,027 995,907
Sage Group PLC (The) ..................... 462,174 6,985,930
Savills PLC ............................. 69,993 926,854
Schroders PLC .......................... 329,286 1,643,177
Segro PLC ............................. 584,304 5,361,786
Senior PLC ............................. 118,095 295,699
Serco Group PLC ........................ 559,933 1,866,912
Severn Trent PLC ........................ 122,929 4,493,669
Shaftesbury Capital PLC .................... 776,062 1,433,594
Shell PLC .............................. 2,731,810 102,413,940
SigmaRoc PLC
(b)
......................... 263,189 399,665
Sirius Real Estate Ltd. ..................... 713,996 936,569
Smith & Nephew PLC ...................... 389,914 7,200,155
Smiths Group PLC ........................ 157,120 5,202,880
Softcat PLC ............................ 65,011 1,369,879
Spectris PLC ............................ 49,507 2,670,775
Spirax Group PLC ........................ 33,367 3,112,230
Spire Healthcare Group PLC
(a)
................ 190,129 585,716
SSE PLC .............................. 510,657 12,864,873
SSP Group PLC ......................... 424,485 857,890
St. James's Place PLC ..................... 252,756 4,312,534
Standard Chartered PLC .................... 931,061 19,112,112
Supermarket Income REIT PLC ............... 669,343 696,508
Target Healthcare REIT PLC ................. 72,853 90,301
Tate & Lyle PLC .......................... 184,896 938,687
Taylor Wimpey PLC ....................... 1,670,916 2,311,279
TBC Bank Group PLC ..................... 20,706 1,186,291
Telecom Plus PLC ........................ 36,200 844,375
Tesco PLC ............................. 3,079,671 18,584,803
TP ICAP Group PLC ...................... 338,827 1,168,602
Trainline PLC
(a) (b)
......................... 226,470 747,583
Travis Perkins PLC ....................... 105,415 871,571
Tritax Big Box REIT PLC .................... 1,141,183 2,252,759

iShares
®
Core MSCI Europe ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
TUI AG
(b)
.............................. 228,868 $ 1,950,154
Unilever PLC ........................... 1,138,177 68,295,541
UNITE Group PLC (The) .................... 186,197 1,388,884
United Utilities Group PLC ................... 310,018 4,890,994
Vesuvius PLC ........................... 104,814 517,179
Victrex PLC ............................ 46,065 391,536
Vistry Group PLC
(b)
........................ 155,318 1,315,645
Vodafone Group PLC ...................... 9,230,997 11,174,801
Volution Group PLC ....................... 87,064 751,450
Watches of Switzerland Group PLC
(a) (b)
.......... 128,723 664,413
Weir Group PLC (The) ..................... 123,060 4,790,467
WH Smith PLC .......................... 75,472 670,419
Whitbread PLC .......................... 82,447 3,138,775
Wise PLC , Class A
(b)
....................... 304,026 3,866,003
Workspace Group PLC ..................... 72,659 398,990
WPP PLC .............................. 502,670 1,899,424
XPS Pensions Group PLC ................... 49,884 221,172
Yellow Cake PLC
(a) (b)
....................... 111,694 865,306
Zigup PLC ............................. 145,040 661,170
1,561,522,324
a
Total Common Stocks — 99.1%
(Cost: $ 5,888,689,948 ) ............................... 6,646,215,598
a
Preferred Stocks
Germany  —  0 .5%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 25,613 2,219,003
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a) (c)
51,442 2,691,494
FUCHS SE , Preference Shares , NVS ........... 33,050 1,479,468
Henkel AG & Co. KGaA , Preference Shares , NVS ... 77,421 6,272,099
Jungheinrich AG , Preference Shares , NVS ........ 24,283 867,830
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 78,365 3,113,713
Sartorius AG , Preference Shares , NVS .......... 12,748 3,507,331
Sixt SE , Preference Shares , NVS .............. 6,848 435,049
Volkswagen AG , Preference Shares , NVS ........ 96,578 10,057,318
a
Total Preferred Stocks — 0.5%
(Cost: $ 45,622,015 ) ................................. 30,643,305
Security Shares Value
a
Rights
Norway  —  0 .0%
Vend Marketplaces ASA (Expires 11/13/25 )
(b)
...... 38,266 $ 85,181
a
Spain  —  0 .0%
Vidrala SA (Expires 11/12/25 )
(b)
............... 11,865 56,072
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 141,253
a
Total Long-Term Investments — 99.6%
(Cost: $ 5,934,311,963 ) ............................... 6,677,000,156
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(e) (f) (g)
...................... 22,786,569 22,797,963
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(e) (f)
............................. 634,855 634,855
a
Total Short-Term Securities — 0.3%
(Cost: $ 23,431,233 ) ................................. 23,432,818
Total Investments —  99.9%
(Cost: $ 5,957,743,196 ) ............................... 6,700,432,974
Other Assets Less Liabilities — 0 .1% ...................... 6,631,407
Net Assets — 100.0% ................................. $ 6,707,064,381
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 29,472,278 $ — $ (6,677,491)
(a)
$ 1,591 $ 1,585 $ 22,797,963 22,786,569 $ 80,853
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 580,000 54,855
(a)
— — — 634,855 634,855 4,844 —
$ 1,591 $ 1,585
$ 23,432,818
$ 85,697 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core MSCI Europe ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 271 12/19/25 $ 17,708 $ 581,725
FTSE 100 Index ...................................................................... 84 12/19/25 10,774 433,309
$ 1,015,034
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 157,703,600  $ 6,488,443,141  $ 68,857  $ 6,646,215,598
Preferred Stocks ......................................... —  30,643,305  —  30,643,305
Rights ................................................ 56,072  85,181  —  141,253
Short-Term Securities
Money Market Funds ...................................... 23,432,818  —  —  23,432,818
$ 181,192,490  $ 6,519,171,627  $ 68,857  $ 6,700,432,974
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,015,034  $ —  $ —  $ 1,015,034
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust